Income Taxes (Details 1) (USD $)	3 Months Ended		12 Months Ended		100 Months Ended	103 Months Ended
	Mar. 31, 2014	Mar. 31, 2013	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2013	Mar. 31, 2014	Mar. 31, 2014
Income Tax Disclosure [Line Items]
Total current tax provision	$ 0	$ 0	$ 0	$ 0	$ 32,673		$ 32,673
Change in valuation allowance	235,381	271,421	988,131	641,285	5,880,667		6,116,049
Total deferred provision	0	0	0	0	0		0
Total	0	0	0	0	32,673	32,673	32,673
Switzerland [Member]
Income Tax Disclosure [Line Items]
Total current tax provision	0	0	0	0	32,673		32,673
Total deferred provision	(86,767)	(64,225)	(513,023)	(532,307)	(3,343,233)		(3,430,001)
Total	0	0	0	0	32,673		32,673
South Africa [Member]
Income Tax Disclosure [Line Items]
Total current tax provision	0	0	0	0	0		0
Total deferred provision	(63,424)	(67,769)	(19,435)	(103,576)	(1,840,984)		(1,904,408)
Total	0	0	0	0	0		0
United States [Member]
Income Tax Disclosure [Line Items]
Total current tax provision	0	0	0	0	0		0
Total deferred provision	(85,190)	(139,427)	(455,673)	(5,402)	(461,075)		(546,265)
Total	0	0	0	0	0		0
Brazil [Member]
Income Tax Disclosure [Line Items]
Total current tax provision	0	0	0	0	0		0
Total deferred provision	0	0	0	0	(235,375)		(235,375)
Total	$ 0	$ 0	$ 0	$ 0	$ 0		$ 0